Registration Nos. 333-190593
                                    811-22878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post Effective Amendment No. 01	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 03	[X]
(Check appropriate box or boxes)

American Independence Funds Trust II
(Exact Name of Registrant as Specified in Charter)

230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 01 to the Registration Statement on Form N-1A of the American Independence Funds Trust II (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 02 on Form N-1A filed December 18, 2013. This PEA No. 01 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 02 to the Trust’s Registration Statement with respect to the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 3rd day of January 2014.

AMERICAN INDEPENDENCE FUNDS TRUST II
By:	/s/ Eric M. Rubin
Eric M. Rubin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	January 3, 2014
Eric Rubin

/s/ Jeffrey Haas*	Trustee	January 3, 2014
Jeffrey Haas

/s/ Joseph Hankin*	Chairman of the Board	January 3, 2014
Joseph Hankin	and Trustee

/s/ George Mileusnic*	Trustee	January 3, 2014
George Mileusnic

/s/ John J. Pileggi*	Trustee	January 3, 2014
John J. Pileggi

*By: /s/ Eric M. Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney filed on August 13, 2013.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase